COMMITMENTS (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 12, 2024	Oct. 03, 2023	Sep. 29, 2023	Dec. 15, 2022	Oct. 31, 2022	Jan. 15, 2021	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2022
Commission payment terms	fee of 30% in cash and 5% in stock of the total funds raised
Issued shares of common stock										16,667	266,667
Stock issued during period, shares										25,000	145,856
Stock issued during period, value, issued for services									$ 2,280,000	$ 58,250	$ 218,784
Standard Rental Booking [Member]
Commission percentage	20.00%
Revision of Prior Period, Adjustment [Member]
Stock issued during period, value, issued										25,000
Stock issued during period, value, issued for services										$ 58,250
Two Consulting Agreements [Member]
Stock issued during period, value, issued											$ 75,000
Issued shares of common stock											50,000
Stock issued during period, shares					100,000
Two Consulting Agreements [Member] | Consultant [Member]
Stock issued during period, shares					150,000					150,000
Accrued consulting expenses										$ 349,500
Consulting Agreements [Member]
Stock issued during period, shares		70,000	88,572,767
Stock issued during period, value, issued for services		$ 5,000
Mutual Venture Agreement [Member]
Contract with customer, asset owned							$ 100,000		$ 100,000	$ 100,000
Share Exchange Agreement [Member]
Percentage of issued and outstanding shares of capital stock												100.00%
Giv Bux Global Partners Inc [Member]
Issued shares of common stock						78,125,000
Common Stocks [Member]
Stock issued during period, value, issued											$ 267
Issued shares of common stock										16,667	266,667
Stock issued during period, shares									6,000,000	25,000	145,856
Stock issued during period, value, issued for services									$ 6,000	$ 25	$ 146
Common Stocks [Member] | Revision of Prior Period, Adjustment [Member]
Issued shares of common stock										16,667
Stock issued during period, shares										25,000
Stock issued during period, value, issued for services										$ 25
Common Stocks [Member] | Two Consulting Agreements [Member]
Stock issued during period, value, issued											$ 75,000
Issued shares of common stock											50,000
Stock issued during period, shares					200,000
Stock issued price per share											$ 1.50
Common Stocks [Member] | Giv Bux Global Partners Inc [Member]
Common stock issued for cash, shares						74,218,050
Issued shares of common stock						74,218,050
Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Issued shares of common stock								500,000		500,000
Series B Convertible Preferred Stock [Member] | Share Exchange Agreement [Member]
Stock issued				500,000								1,000,000
Series B Convertible Preferred Stock [Member] | Share Exchange Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock issued during period, value, issued				$ 2,500,000
Series B Convertible Preferred Stock [Member] | Share Exchange Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Issued shares of common stock				500,000
Related Party [Member]
Issued shares of common stock										25,000
Related Party [Member] | Common Stocks [Member]
Stock issued price per share											$ 1.50
Related Party [Member] | Common Stocks [Member]
Common stock issued for cash, shares											160,000
Issued shares of common stock											160,000
Common Stock [Member]
Stock issued during period, value, issued										$ 17	$ 267
Issued shares of common stock										16,667	266,667
Stock issued during period, shares									6,000,000	25,000	145,856
Stock issued during period, value, issued for services									$ 6,000	$ 25	$ 146